INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$ 20,456	$ 25,039
Origination and reversal of temporary differences	(14,645)	(4,968)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	0	(9,938)
Non-recognition of tax benefits related to tax losses and temporary differences	24,768	13,151
Adjustments relating to prior taxation years	24	1,604
Deferred income taxes	10,147	(151)
Total income tax expense	30,603	24,888
Adjustments for current tax of prior periods	(2,848)	(1,283)
Revision of Prior Period, Adjustment
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Deferred income taxes	$ 10,147	$ (151)